Investments in subsidiary undertakings, joint ventures and associates - Financial position (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of financial position:
Total assets	$ 212,195	$ 181,876
Shareholders' equity	20,117	17,492
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	7,706	5,772	$ 4,751	$ 5,514
Financial liabilities (excluding trade and other payables and provisions)	11,744	11,269
CITIC-Prudential Life Insurance Company Limited
Statement of financial position:
Total assets	40,647	36,344
Total liabilities (including non-controlling interest) note	38,259	34,452
Shareholders' equity	2,388	1,892
The above amounts of assets and liabilities include the following:
Cash and cash equivalents	1,934	1,374
Financial liabilities (excluding trade and other payables and provisions)	$ 2,166	$ 1,835